GENERAL (Schedule of Revenues and Earnings of Caesarstone Canada) (Details) (Canadian Quartz Holdings Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Canadian Quartz Holdings Inc. [Member]
Business Acquisition [Line Items]
Revenues	$ 4,282
Net income	$ 773